Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated November 27, 2018 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2018, as supplemented

Removal of Sub-Adviser

Effective immediately, Cerebellum GP, LLC (“Cerebellum”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Cerebellum have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Cerebellum in the Fund’s Prospectus are hereby removed.

Model and Technology Risk

Effective immediately, the “Principal Investment Risks—Model and Technology Risk” section of the Prospectus is amended and restated in its entirety as follows, in order further address the risks of investment strategies dependent on technological systems and analysis:

Model and Technology Risk. Certain Managers use investment programs that are fundamentally dependent on proprietary or licensed technology through such Manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies and systems may not be successful on an ongoing basis, could contain errors, omissions, imperfections, or malfunctions, or could be degraded, corrupted, or compromised. In addition, a Manager’s strategies and systems may operate effectively in isolation, but may generate unintended consequences when interfacing with trading, risk, or other investment tools, models, systems, or databases. Any errors, omissions, imperfections, malfunctions, degradations, corruptions, or compromises in strategies or systems may result in, among other things, execution and allocation failures and failures to properly gather, organize, and analyze large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a Manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, Managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate investment and trading decisions. Shareholders should be aware that there is no guarantee that a Manager that uses quantitative techniques will use any specific data or type of data in generating forecasts or making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be (i) the most accurate data available; (ii) free from errors, corruptions, or interruptions; or (iii) delivered or accessible in a timely manner. In addition, the use by certain Managers of predictive or algorithmic models often have inherent risks because the construction of the model is dependent on historical data supplied by third parties and the success of such models depends heavily on the accuracy and reliability of the supplied historical data. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many quantitative model-based strategies utilized by certain Managers are expected to decrease as the assets of the Fund allocated to such Managers and/or the assets of the other clients of such Managers (or their affiliates or competitors) increase.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated November 27, 2018 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2018, as supplemented

Removal of Sub-Adviser

Effective immediately, Cerebellum GP, LLC (“Cerebellum”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Cerebellum have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Cerebellum in the Fund’s Prospectus are hereby removed.

Model and Technology Risk

Effective immediately, the “Principal Investment Risks—Model and Technology Risk” section of the Prospectus is amended and restated in its entirety as follows, in order further address the risks of investment strategies dependent on technological systems and analysis:

Model and Technology Risk. Certain Managers use investment programs that are fundamentally dependent on proprietary or licensed technology through such Manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies and systems may not be successful on an ongoing basis, could contain errors, omissions, imperfections, or malfunctions, or could be degraded, corrupted, or compromised. In addition, a Manager’s strategies and systems may operate effectively in isolation, but may generate unintended consequences when interfacing with trading, risk, or other investment tools, models, systems, or databases. Any errors, omissions, imperfections, malfunctions, degradations, corruptions, or compromises in strategies or systems may result in, among other things, execution and allocation failures and failures to properly gather, organize, and analyze large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a Manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, Managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate investment and trading decisions. Shareholders should be aware that there is no guarantee that a Manager that uses quantitative techniques will use any specific data or type of data in generating forecasts or making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be (i) the most accurate data available; (ii) free from errors, corruptions, or interruptions; or (iii) delivered or accessible in a timely manner. In addition, the use by certain Managers of predictive or algorithmic models often have inherent risks because the construction of the model is dependent on historical data supplied by third parties and the success of such models depends heavily on the accuracy and reliability of the supplied historical data. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many quantitative model-based strategies utilized by certain Managers are expected to decrease as the assets of the Fund allocated to such Managers and/or the assets of the other clients of such Managers (or their affiliates or competitors) increase.